Financial Instruments - Impact of Interest Rate Sensitivity (Details) - Interest rate risk - Cash flow hedges - Currency and interest rate swaps - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Impact on net profit or loss before tax, 1% increase	¥ (5,064)	¥ (15,432)
Impact on net profit or loss before tax, 1% decrease	5,064	15,432
Impact on other comprehensive income (before tax effects), 1% increase	10,234	34,296
Impact on other comprehensive income (before tax effects), 1% decrease	¥ (10,234)	¥ (34,296)